Concentration of Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Concentration Risk [Line Items]
Assets	$ 114,810	$ 129,797		$ 119,597
Assets, Total [Member] | Geographic Concentration Risk [Member] | Mexico
Concentration Risk [Line Items]
Assets	2,300
Assets, Total [Member] | Geographic Concentration Risk [Member] | Dominican Republic
Concentration Risk [Line Items]
Assets	$ 399
Sales Revenue, Net [Member] | J&S [Member]
Concentration Risk [Line Items]
Percentage of total revenues from Ashford Trust OP and Ashford Prime OP	2.20%	0.00%	0.00%
Sales Revenue, Net [Member] | Pure Rooms [Member]
Concentration Risk [Line Items]
Percentage of total revenues from Ashford Trust OP and Ashford Prime OP	45.60%	0.00%	0.00%
Sales Revenue, Net [Member] | OpenKey [Member]
Concentration Risk [Line Items]
Percentage of total revenues from Ashford Trust OP and Ashford Prime OP	28.40%	9.10%	0.00%